Goodwill and Intangible Assets - Carrying Amount of Goodwill for Company's Reportable Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill	$ 38,057	$ 38,057
Teekay LNG | Liquefied Gas Segment
Goodwill [Line Items]
Goodwill	35,631	35,631
Teekay Tankers | Conventional Tanker Segment
Goodwill [Line Items]
Goodwill	$ 2,426	$ 2,426